Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011

Canada	14,908	17,225	5,045
United States	1,529	87	5,380
Other countries	784	(1,922)	(2,492)
	17,221	15,390	7,933

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Current income tax expense (recovery)
Canada	478	605	487
United States	446	295	311
Other countries	1,154	538	(521)
	2,078	1,438	277
Deferred income tax expense (recovery)
Canada	5,177	4,230	(3,245)
United States	(833)	(2,515)	4,831
Other countries	(5,197)	211	(5,469)
	(853)	1,926	(3,883)
	1,225	3,364	(3,606)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2013	2012
Assets
Accruals not currently deductible	4,355	3,538
Accumulated net operating losses	36,194	48,027
Corporate minimum taxes	1,391	1,312
Difference between tax and accounting basis of capital assets	12,716	13,099
Writedown of assets not currently deductible	1,119	1,053
Research and development and other tax credits and expenses	5,266	4,659
Other timing differences	419	860
Total deferred income tax assets	61,460	72,548
Liabilities
Difference between tax and accounting basis of intangible assets	(7,968)	(3,410)
Uncertain tax positions incurred in loss years	(915)	(1,230)
Total deferred income tax liabilities	(8,883)	(4,640)
Net deferred income taxes	52,577	67,908
Valuation allowance	(21,274)	(33,963)
Net deferred income taxes, net of valuation allowance	31,303	33,945

Deferred income tax assets – current	12,978	12,420
Deferred income tax assets – non-current	23,945	31,279
Deferred income tax liabilities – non-current	(5,620)	(9,754)
Net deferred income taxes, net of valuation allowance	31,303	33,945

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Combined basic Canadian statutory rates	26.5%	28.1%	30.7%

Income tax expense based on the above rates	4,564	4,325	2,436
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	182	586	(2,198)
Effect of differences between Canadian and foreign tax rates	165	(275)	695
Effect of rate reductions on current year timing differences	(156)	(228)	659
Prior year adjustments and change in estimates	(503)	(1,242)	(59)
Increases (decreases) in tax reserves	565	734	(149)
Valuation allowance	(4,070)	(864)	(5,241)
Other	478	328	251
Income tax expense (recovery)	1,225	3,364	(3,606)

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2014			3,576	490	4,066
2015				614	614
2016			800	364	1,164
2017				1,252	1,252
2018		2,341	798	25	3,164
Thereafter	9,972	22,974	81,488	10,626	125,060
	9,972	25,315	86,662	13,371	135,320

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
	2013	2012	2011
Unrecognized tax benefits, beginning of year	4,857	4,246	5,168
Gross (decreases) increases – tax benefits in prior periods	-	42	(1,368)
Gross increases – tax benefits in the current period	1,389	1,010	874
Lapsing of statutes of limitations	(607)	(441)	(428)
Unrecognized tax benefits, end of year	5,639	4,857	4,246